Selected Quarterly Results of Operations - Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2017
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 1,030,253	$ 1,024,704	$ 1,019,657	$ 1,012,055	$ 1,002,588	$ 1,002,198	$ 992,340	$ 977,711	$ 4,086,669		$ 3,974,837		$ 3,867,155
Operating income	144,154	142,320	150,175	133,097	68,819	105,518	131,827	122,143	569,746		428,307		517,333
Net income	$ 122,027	$ 131,448	$ 124,279	$ 101,692	$ 44,266	$ 91,530	$ 101,727	$ 116,873	$ 479,446	[1]	$ 354,396	[1]	$ 436,826
Basic earnings per share	$ 0.90	$ 0.96	$ 0.90	$ 0.73	$ 0.31	$ 0.64	$ 0.71	$ 0.81	$ 3.49		$ 2.49		$ 2.99
Diluted earnings per share	$ 0.90	$ 0.96	$ 0.90	$ 0.72	$ 0.31	$ 0.64	$ 0.70	$ 0.80	$ 3.47		$ 2.47		$ 2.96

[1]	In fiscal years 2019 and 2018, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible.